RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - CONSOLIDATED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Assets, Current [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 16,719		$ 25,692	$ 25,574		$ 25,963	$ 5,210
Restricted Cash and Cash Equivalents, Current	241		168	180		212	283
Accounts receivable	51,073		67,788			72,464	69,354
Manufacturing Inventories Net	18,965		17,753			19,441	33,546
Service Parts Inventories	9,028		9,783			25,304	24,254
Prepaid Expense, Current	3,632		2,186			4,158	7,853
Other Assets, Current	9,195		8,414			5,513	4,697
Assets, Current, Total	108,853		131,784			153,055	145,197
Property, Plant and Equipment, Net	11,334		12,028			16,555	12,853
Intangible Assets, Net (Excluding Goodwill)	742		1,669			4,941	9,584
Goodwill	12,969		12,969			12,969	12,969
Operating Lease, Right-of-Use Asset	9,164		9,425			10,291	11,107
Other Assets, Noncurrent	20,084		19,740			15,846	9,925
Assets, Total	163,146		187,615			213,657	201,635
Liabilities, Current [Abstract]
Accounts Payable, Current	30,789		26,087			35,716	34,220
Employee-related Liabilities, Current	13,864		18,214			15,710	16,141
1 year or less	69,369		78,511			79,807	87,128
Long-Term Debt, Current Maturities	1,579		82,496			5,000	4,375
Derivative Liability, Current	2,499		4,046			7,989	18,237
Accrued Liabilities, Current	16,501		13,986			13,666	16,562
Liabilities, Current, Total	134,601		249,944			157,888	176,663
Contract with Customer, Liability, Noncurrent	37,164		38,176			35,495	39,788
Long-Term Line of Credit, Noncurrent	28,300		0			16,750	17,735
Long-Term Debt, Excluding Current Maturities	94,746		0			66,354	89,448
Operating Lease, Liability, Noncurrent	9,366		9,621			10,169	9,891
Other Liabilities, Noncurrent	12,372		11,372			11,370	11,849
Liabilities, Total	316,549		309,113			298,026	345,374
Preferred Stock [Abstract]
Preferred Stock, Value, Issued	0		0			0	0
Common Stock [Abstract]
Common Stock, Value, Issued	48		48			47	30
Additional Paid in Capital, Common Stock	709,667		708,027			703,259	625,380
Retained Earnings (Accumulated Deficit)	(861,727)		(827,380)			(786,094)	(767,726)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(1,392)		(2,193)			(1,581)	(1,423)
Equity, Attributable to Parent, Total	(153,404)	$ (141,252)	(121,498)	$ (94,433)	$ (91,321)	(84,369)	(143,739)	$ (199,936)
Liabilities and Equity, Total	$ 163,145		$ 187,615			213,657	201,635
Previously Reported [Member]
Assets, Current [Abstract]
Cash and Cash Equivalents, at Carrying Value						25,963	5,210
Restricted Cash and Cash Equivalents, Current						212	283
Accounts receivable						72,464	69,354
Manufacturing Inventories Net						19,441	33,546
Service Parts Inventories						25,304	24,254
Prepaid Expense, Current						4,158	7,853
Other Assets, Current						5,513	4,697
Assets, Current, Total						153,055	145,197
Property, Plant and Equipment, Net						16,555	12,853
Intangible Assets, Net (Excluding Goodwill)						4,941	9,584
Goodwill						12,969	12,969
Operating Lease, Right-of-Use Asset						10,291	11,107
Other Assets, Noncurrent						15,846	9,925
Assets, Total						213,657	201,635
Liabilities, Current [Abstract]
Accounts Payable, Current						35,716	34,220
Employee-related Liabilities, Current						15,710	16,141
1 year or less						82,504	86,517
Long-Term Debt, Current Maturities						5,000	4,375
Derivative Liability, Current						0	0
Accrued Liabilities, Current						13,666	16,562
Liabilities, Current, Total						152,596	157,815
Contract with Customer, Liability, Noncurrent						43,306	41,580
Long-Term Line of Credit, Noncurrent						16,750	17,735
Long-Term Debt, Excluding Current Maturities						66,354	89,448
Operating Lease, Liability, Noncurrent						10,169	9,891
Other Liabilities, Noncurrent						11,370	11,849
Liabilities, Total						300,545	328,318
Preferred Stock [Abstract]
Preferred Stock, Value, Issued						0	0
Common Stock [Abstract]
Common Stock, Value, Issued						47	30
Additional Paid in Capital, Common Stock						723,492	645,613
Retained Earnings (Accumulated Deficit)						(808,846)	(770,903)
Accumulated Other Comprehensive Income (Loss), Net of Tax						(1,581)	(1,423)
Equity, Attributable to Parent, Total						(86,888)	(126,683)	(112,245)
Liabilities and Equity, Total						213,657	201,635
Revision of Prior Period, Adjustment [Member]
Assets, Current [Abstract]
Cash and Cash Equivalents, at Carrying Value						0	0
Restricted Cash and Cash Equivalents, Current						0	0
Accounts receivable						0	0
Manufacturing Inventories Net						0	0
Service Parts Inventories						0	0
Prepaid Expense, Current						0	0
Other Assets, Current						0	0
Assets, Current, Total						0	0
Property, Plant and Equipment, Net						0	0
Intangible Assets, Net (Excluding Goodwill)						0	0
Goodwill						0	0
Operating Lease, Right-of-Use Asset						0	0
Other Assets, Noncurrent						0	0
Assets, Total						0	0
Liabilities, Current [Abstract]
Accounts Payable, Current						0	0
Employee-related Liabilities, Current						0	0
1 year or less						(2,697)	611
Long-Term Debt, Current Maturities						0	0
Derivative Liability, Current						7,989	18,237
Accrued Liabilities, Current						0	0
Liabilities, Current, Total						5,292	18,848
Contract with Customer, Liability, Noncurrent						(7,811)	(1,792)
Long-Term Line of Credit, Noncurrent						0	0
Long-Term Debt, Excluding Current Maturities						0	0
Operating Lease, Liability, Noncurrent						0	0
Other Liabilities, Noncurrent						0	0
Liabilities, Total						(2,519)	17,056
Preferred Stock [Abstract]
Preferred Stock, Value, Issued						0	0
Common Stock [Abstract]
Common Stock, Value, Issued						0	0
Additional Paid in Capital, Common Stock						(20,233)	(20,200)
Retained Earnings (Accumulated Deficit)						22,752	3,177
Accumulated Other Comprehensive Income (Loss), Net of Tax						0	0
Equity, Attributable to Parent, Total						2,519	(17,056)	$ (87,691)
Liabilities and Equity, Total						$ 0	$ 0